Cover	Dec. 05, 2024
Cover [Abstract]
Entity Registrant Name	GlobalTech Corporation
Entity Central Index Key	0001938338
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 05, 2024
Entity Ex Transition Period	false
Entity File Number	000-56482
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-3926338
Entity Address Address Line 1	3550 Barron Way Suite 13a
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89511
City Area Code	775
Local Phone Number	624 4817
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	GlobalTech Corporation is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on December 11, 2024 (the “Original Report”) to include the voting totals for director, David Julian Fox, under Item 5.07, Proposal 1, below, which were inadvertently left out of the Original Report. Except as stated in this Explanatory Note, this Amendment No. 1 does not otherwise change or update the disclosures set forth in the Original Report.